UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brencourt Advisors, LLC
Address: 600 Lexington Ave., 8th FL

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Hopkins
Title:     Chief Compliance Officer
Phone:     (212) 313-9776

Signature, Place, and Date of Signing:

     Adam Hopkins     New York, NY     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $58,775 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CENTURY ALUM CO                NOTE 1.750% 8/0  156431AE8      215   500000 PRN                             500000
CITIGROUP INC                  COM              172967101      462   182685 SH                              182685
CV THERAPEUTICS INC            COM              126667104     4881   245500 SH                              245500
GENERAL FINANCE CORP           COM              369822101       47    46753 SH                               46753
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107      803    91500 SH                               91500
MAIDEN HOLDINGS LTD            SHS              G5753U112     3652   817098 SH                              817098
MARSHALL EDWARDS INC           COM              572322303        5    13500 SH                               13500
MEDAREX INC                    COM              583916101     7553  1472406 SH                             1472406
MEDAREX INC                    COM              583916901      185    36000 SH  CALL                         36000
MGM MIRAGE                     COM              552953101      117    50000 SH                               50000
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1     2055  3000000 PRN                            3000000
NOVA CHEMICALS CORP            COM              66977W109     1152   200000 SH                              200000
PROSHARES TR                   PSHS ULTSH 20YRS 74347R957     4364   100000 SH  PUT                         100000
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     1091    25000 SH                               25000
PRUDENTIAL FINL INC            COM              744320102      951    50000 SH                               50000
QLT INC                        COM              746927102      919   519300 SH                              519300
RADNET INC                     COM              750491102      492   396890 SH                              396890
SCHERING PLOUGH CORP           COM              806605101     3533   150000 SH                              150000
SEQUENOM INC                   COM NEW          817337405     4821   339013 SH                              339013
SEQUENOM INC                   COM NEW          817337905      711    50000 SH  CALL                         50000
SPDR TR                        UNIT SER 1       78462F953     7944   100000 SH  PUT                         100000
THINKORSWIM GROUP INC          COM              88409C105     1296   150000 SH                              150000
TRIAN ACQUISITION I CORP       COM              89582E108      591    63450 SH                               63450
ULURU INC                      COM              90403T100     2327 10556589 SH                            10556589
WYETH                          COM              983024100     8608   200000 SH                              200000